Convertible Notes (Schedule of convertible senior notes) (Details) - Convertible Senior Notes - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Nov. 17, 2021
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Principle	$ 200,000	$ 200,000	$ 200,000
Unamortized issuance costs	(2,075)	(3,169)
Net carrying amount	$ 197,925	$ 196,831